DEBT (Details Narrative) - USD ($)	2 Months Ended	9 Months Ended
	Feb. 25, 2020	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2021	Jul. 18, 2021	Jun. 18, 2021	Feb. 29, 2020
Debt Instrument [Line Items]
Amortization of Debt Discount (Premium)		$ 38,048	$ 28,788
Feb 2020 Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 625,000
Debt Instrument, Interest Rate, Stated Percentage							7.00%
[custom:WarrantsIssuedShares-0]							62,500
Warrants and Rights Outstanding							$ 80,053
Amortization of Debt Discount (Premium)	$ 9,910
Debt Instrument, Maturity Date	Feb. 13, 2022
Ppp Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 160,073
Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					7.00%
Advances to Affiliate						$ 100,000
First Promissory Note [Member]
Debt Instrument [Line Items]
Advances to Affiliate				$ 100,000
Second Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Advances to Affiliate		$ 50,000